Financial assets - Gain losses on other comprehensive income (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gains / (Losses) recognized in other comprehensive income
Related to debt securities	₺ (65,494)	₺ (1,970)	₺ 4,451
-Income tax relating to fair value reserve	13,099	483	(979)
Gains (losses) recognized in other comprehensive income	(52,395)	(1,487)	₺ 3,472
Debt securities [Member]
Gains / (Losses) recognized in other comprehensive income
Related to debt securities	(65,494)	(1,970)
-Income tax relating to fair value reserve	13,099	483
Gains (losses) recognized in other comprehensive income	₺ (52,395)	₺ (1,487)